SCHEDULE OF RESTRICTED STOCK UNITS ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands, $ / shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares , beginning balance
Weighted average fair market value , beginning balance | $ / shares
Number of shares granted and unvested	180,000
Weighted average fair market value granted and unvested | $ / shares	$ 14
Number of shares vested
Weighted average fair market value vested | $ / shares
Number of shares forfeited and cancelled
Weighted average fair market value forfeited and cancelled | $ / shares
Number of shares , ending balance	180,000
Weighted average fair market value , beginning balance | $ / shares	$ 14
Number of shares ,vested
Weighted average fair market value,vested